UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Novare Capital Management
Address: 521 East Morehead St Suite 510
         Charlotte , NC 28202

Form 13F File Number:  28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Don Olmstead
Title:  Managing Director
Phone:  704-334-3698

Signature, Place, and Date of Signing:

	/s/ Don Olmstead			Charlotte, NC		08/11/2010
  ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:    93

Form 13F Information Table Value Total:  $ 150,825
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                  VALUE  SHRS OR SH/    PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
     NAME OF ISSUER     TITLE OF CLASS   CUSIP    (x$1000PRN AMT PRN    CALL  DISCRETION  MANAGERS     SOLE    SHARED  OTHER
A F L A C Inc           COM            001055102  961    22520  SH               SOLE        N/A     22520
Amedisys Inc            COM            023436108  595    13520  SH               SOLE        N/A     13520
Amern Shared Hosp Svcs  COM            029595105  89     30000  SH               SOLE        N/A     30000
Amerigas Propane        COM            030975106  1729   41800  SH               SOLE        N/A     41800
Apple Computer Inc      COM            037833100  310    1232   SH               SOLE        N/A     1232
Auto Data Processing    COM            053015103  2356   58520  SH               SOLE        N/A     58520
BB&T Corporation        COM            054937107  695    26416  SH               SOLE        N/A     26416
Becton Dickinson & Co   COM            075887109  2161   31954  SH               SOLE        N/A     31954
Berkshire Hathaway Cl B CL B           084670207  227    2850   SH               SOLE        N/A     2850
Best Buy Company Inc.   COM            086516101  1588   46908  SH               SOLE        N/A     46908
Buckeye Partners Uts L PUNIT LTD PARTN 118230101  511    8650   SH               SOLE        N/A     8650
C V S Corporation       COM            126650100  2505   85427  SH               SOLE        N/A     85427
Cousins Properties      COM            126650100  267    39577  SH               SOLE        N/A     39577
Celgene Corp            COM            151020104  559    11000  SH               SOLE        N/A     11000
Chevrontexaco Corp      COM            166764100  2319   34173  SH               SOLE        N/A     34173
Chubb                   COM            171232101  1809   36164  SH               SOLE        N/A     36164
Clorox Company          COM            189054109  2512   40414  SH               SOLE        N/A     40414
Coca Cola               COM            191216100  863    17214  SH               SOLE        N/A     17214
Duncan Energy Ptnrs Lp  COM UNITS      265026104  3223   121000 SH               SOLE        N/A     121000
Emerson Electric Co.    COM            291011104  2885   66044  SH               SOLE        N/A     66044
Enterprise Prd Prtnrs LpCOM            293792107  5570   157479 SH               SOLE        N/A     157479
Equitable Resources Inc SH BEN INT     294549100  217    6000   SH               SOLE        N/A     6000
Ferrellgas Partners     UNIT LTD PART  315293100  2176   94800  SH               SOLE        N/A     94800
Fiserv Inc              COM            337738108  2146   46995  SH               SOLE        N/A     46995
Fluor Corporation       COM            343412102  2208   51960  SH               SOLE        N/A     51960
Franklin Resources Inc  COM            354613101  958    11110  SH               SOLE        N/A     11110
General Dynamics Corp   COM            369550108  2427   41445  SH               SOLE        N/A     41445
General Electric        COM            369604103  967    67073  SH               SOLE        N/A     67073
Halliburton Company     COM            406216101  1438   58594  SH               SOLE        N/A     58594
Hewlett-Packard Company COM            428236103  2374   54855  SH               SOLE        N/A     54855
Intl Business Machine   COM            459200101  256    2074   SH               SOLE        N/A     2074
Intuit Inc              COM            461202103  2313   66530  SH               SOLE        N/A     66530
Ishare S&P 500          UNIT SER 1     464287200  1521   14697  SH               SOLE        N/A     14697
Ishares Emerging Mkt.   MCSI EMERG MKT 464287234  1245   33367  SH               SOLE        N/A     33367
Ishares GS Corp. Bond   IBOXX INV CPBD 464287242  448    4129   SH               SOLE        N/A     4129
Ishares Latin Amer.     S&P LTN AM 40  464287390  2269   54785  SH               SOLE        N/A     54785
S&P MidCap 400 I-S      S&P MIDCAP 400 464287507  1250   17574  SH               SOLE        N/A     17574
S&P Small Cap 600       S&P SMLCAP 600 464287804  1643   30352  SH               SOLE        N/A     30352
Ishares All Country AsiaMSCI ACJPN IDX 464288182  2586   49645  SH               SOLE        N/A     49645
Ishares Intermediate CorLEHMAN INTER C 464288638  1030   9784   SH               SOLE        N/A     9784
Ishares Lehman Short BonBARCLYS 1-3YR C464288646  3466   33355  SH               SOLE        N/A     33355
Johnson & Johnson       COM            478160104  3406   57665  SH               SOLE        N/A     57665
Kimberly Clark          COM            494368103  1590   26230  SH               SOLE        N/A     26230
Kinder Morgan Energy Lp UNIT LTD PART  494550106  298    4585   SH               SOLE        N/A     4585
Lowes Companies         COM            548661107  1430   70023  SH               SOLE        N/A     70023
Lubrizol Corporation    COM            549271104  603    7505   SH               SOLE        N/A     7505
Magellan Midstream PartnCOM UNIT RP LP 559080106  3396   72650  SH               SOLE        N/A     72650
Marathon Oil Group      COM            565849106  2377   76458  SH               SOLE        N/A     76458
McGraw-Hill Cos         COM            580645109  830    29505  SH               SOLE        N/A     29505
Microsoft Corp          COM            594918104  2108   91615  SH               SOLE        N/A     91615
Mylan Labs.             COM            628530107  1634   95882  SH               SOLE        N/A     95882
Nokia Corporation       SPONSORED ADR  654902204  360    44135  SH               SOLE        N/A     44135
PAA Natural Gas Storage COM UNIT LTD   693139107  1261   52898  SH               SOLE        N/A     52898
Pepsico Inc.            COM            713448108  2610   42825  SH               SOLE        N/A     42825
Plains All Amern Ppln LpUNIT LTD PARTN 726503103  4533   77217  SH               SOLE        N/A     77217
Plum Creek Timber       COM            729251108  2174   62948  SH               SOLE        N/A     62948
Procter & Gamble Co     COM            742718109  353    5893   SH               SOLE        N/A     5893
Realty Income           COM            756109104  2358   77730  SH               SOLE        N/A     77730
Royal Bk Cda Montreal   COM            780087102  321    6718   SH               SOLE        N/A     6718
Schlumberger            COM            806857108  270    4882   SH               SOLE        N/A     4882
Staples Inc             COM            855030102  2025   106300 SH               SOLE        N/A     106300
Suburban Propane        UNIT LTD PART  864482104  3037   64870  SH               SOLE        N/A     64870
Templeton Global Incm FdCOM            880198106  504    52313  SH               SOLE        N/A     52313
Thermo Fisher ScientificCOM            883556102  392    8000   SH               SOLE        N/A     8000
Vanguard Emerging MarketEMR MKT ETF    922042858  2419   63680  SH               SOLE        N/A     63680
Wells Fargo & Company   COM            949746101  366    14293  SH               SOLE        N/A     14293
Target Corporation      COM            87612E106  1937   39395  SH               SOLE        N/A     39395
Compass Minerals Intl   COM            20451N101  369    5250   SH               SOLE        N/A     5250
Conocophillips          COM            20825C104  2560   52145  SH               SOLE        N/A     52145
Dominion Resources Inc. COM            25746U109  477    12325  SH               SOLE        N/A     12325
Duke                    COM            26441C105  372    23255  SH               SOLE        N/A     23255
Enbridge Energy         COM            29250R106  3485   66490  SH               SOLE        N/A     66490
Energy Transfer PartnersUNIT LTD PARTN 29273R109  3970   85550  SH               SOLE        N/A     85550
Energy Transfer Equity  COM UT LTD PTN 29273V100  989    29300  SH               SOLE        N/A     29300
Entergy Corp.           COM            29364G103  693    9680   SH               SOLE        N/A     9680
Exxon-Mobil             COM            30231G102  1248   21866  SH               SOLE        N/A     21866
Freeport Mcmorn Cp&Gld BCOM            35671D857  219    3711   SH               SOLE        N/A     3711
Global Payments Inc     COM            37940X102  2674   73182  SH               SOLE        N/A     73182
MLP Index ETN- J.P. MorgALERIAN ML ETN 46625H365  827    26754  SH               SOLE        N/A     26754
Lab Cp Of Amer Hldg New COM            50540R409  2941   39030  SH               SOLE        N/A     39030
Nustar Energy, LP       UNIT COM       67058H102  3923   68365  SH               SOLE        N/A     68365
Oneok Partners Lp       UNIT LTD PARTN 68268N103  3173   49360  SH               SOLE        N/A     49360
Powershares- Dynamic MktDYNAMIC MKT PT 73935X104  726    20730  SH               SOLE        N/A     20730
PowerShares High DividenHI YLD EQ DVDN 73935X302  212    27660  SH               SOLE        N/A     27660
S P D R -S&P 500        UNIT SER 1     78462F103  515    4986   SH               SOLE        N/A     4986
Sunoco Logistics PartnerCOM UNITS      86764L108  2311   32100  SH               SOLE        N/A     32100
Targa Resources PartnersCOM UNIT       87611X105  1851   72200  SH               SOLE        N/A     72200
United Community Bks IncCAP STK        90984P105  65     16340  SH               SOLE        N/A     16340
Zimmer Holdings Inc     COM            98956P102  935    17305  SH               SOLE        N/A     17305
Ingersoll Rand Co       CL A           G4776G101  1730   50145  SH               SOLE        N/A     50145
Noble Corp              SHS            G65422100  2472   79970  SH               SOLE        N/A     79970
Willis Group Holdings   SHS            G96655108  1515   50401  SH               SOLE        N/A     50401
Alcon Inc               COM SHS        H01301102  1309   8835   SH               SOLE        N/A     8835

Total                                           150825